Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Global Small Cap VIP

	Shares	Value ($)
Common Stocks 95.4%
Austria 2.1%
Lenzing AG	4,736	457,227
Wienerberger AG	39,318	957,622
(Cost $1,688,202)		1,414,849
Bermuda 0.8%
Lazard Ltd. "A" (a) (Cost $360,646)	16,265	569,275
Brazil 0.5%
Construtora Tenda SA (Cost $191,291)	55,802	330,921
Canada 2.6%
First Quantum Minerals Ltd.	17,977	151,024
Linamar Corp.	12,569	408,610
Pan American Silver Corp.	16,342	255,951
Quebecor, Inc. "B"	39,795	903,524
(Cost $1,630,801)		1,719,109
France 2.8%
Alten SA	1,544	176,392
Altran Technologies SA	26,382	414,125
SMCP SA 144A*	24,421	340,163
SPIE SA	37,270	746,790
Synergie SA	7,182	206,861
(Cost $2,441,121)		1,884,331
Germany 3.2%
Deutz AG	77,387	449,659
PATRIZIA AG	61,279	1,139,865
United Internet AG (Registered)	16,617	594,319
(Cost $1,452,000)		2,183,843
Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $92,107)	75,541	526,576
India 1.2%
WNS Holdings Ltd. (ADR)* (Cost $415,935)	13,658	802,407
Ireland 1.4%
Avadel Pharmaceuticals PLC (ADR)* (b)	29,655	123,365
Dalata Hotel Group PLC	104,889	561,515
Ryanair Holdings PLC*	21,445	247,930
(Cost $890,124)		932,810
Italy 2.5%
Buzzi Unicem SpA	49,105	1,126,876
Cerved Group SpA	23,914	208,707
Moncler SpA	10,749	383,505
(Cost $1,628,973)		1,719,088
Japan 10.2%
Ai Holdings Corp.	34,117	586,238
Anicom Holdings, Inc.	23,200	881,900
BML, Inc.	27,700	748,705
Daikyonishikawa Corp.	58,900	435,232
Kura Sushi, Inc.	4,800	199,411
Kusuri No Aoki Holdings Co., Ltd.	12,458	851,681
Optex Group Co., Ltd.	17,000	254,207
Sawai Pharmaceutical Co., Ltd.	13,000	674,357
Syuppin Co., Ltd.	49,200	490,804
Topcon Corp.	26,500	353,831
UT Group Co., Ltd.	25,024	540,947
Zenkoku Hosho Co., Ltd.	22,400	876,140
(Cost $5,154,858)		6,893,453
Korea 0.6%
i-SENS, Inc. (Cost $569,030)	18,843	434,665
Luxembourg 1.5%
B&M European Value Retail SA (Cost $1,007,174)	221,402	1,031,979
Spain 1.5%
Talgo SA 144A* (Cost $913,073)	177,985	985,880
Sweden 1.0%
Nobina AB 144A (Cost $485,067)	110,870	694,568
Switzerland 0.9%
Landis & Gyr Group AG*	4,139	370,639
Transocean Ltd.* (c)	47,081	210,452
(Cost $855,453)		581,091
United Kingdom 5.0%
accesso Technology Group PLC*	16,281	173,381
Arrow Global Group PLC (b)	95,792	256,123
Clinigen Healthcare Ltd.*	32,975	350,754
Domino's Pizza Group PLC	106,754	333,828
Electrocomponents PLC	132,047	1,042,833
Johnson Service Group PLC	255,682	547,622
Scapa Group PLC	249,121	657,242
(Cost $2,984,614)		3,361,783
United States 56.8%
Advanced Disposal Services, Inc.*	19,649	639,968
Affiliated Managers Group, Inc.	4,903	408,665
Agilysys, Inc.*	13,712	351,164
Americold Realty Trust (REIT)	26,801	993,513
Amicus Therapeutics, Inc.*	13,338	106,971
Arena Pharmaceuticals, Inc.*	8,271	378,564
Blucora, Inc.*	13,415	290,301
Cabot Microelectronics Corp.	3,793	535,610
California Resources Corp.* (b)	13,170	134,334
Cardiovascular Systems, Inc.*	19,397	921,745
Casey's General Stores, Inc.	7,262	1,170,344
Chart Industries, Inc.*	10,311	642,994
Cleveland-Cliffs, Inc. (b)	37,171	268,375
Contango Oil & Gas Co.*	121,886	338,843
Cornerstone OnDemand, Inc.*	11,453	627,853
Cypress Semiconductor Corp.	17,613	411,087
Dril-Quip, Inc.*	13,255	665,136
Ducommun, Inc.*	29,696	1,259,110
Eagle Bancorp., Inc.	8,104	361,600
EastGroup Properties, Inc. (REIT)	4,060	507,581
Envestnet, Inc.*	10,634	602,948
Essential Properties Realty Trust, Inc. (REIT)	26,858	615,317
Five9, Inc.*	16,384	880,476
Four Corners Property Trust, Inc. (REIT)	27,967	790,907
Fox Factory Holding Corp.*	12,182	758,208
Genomic Health, Inc.*	1,870	126,823
Green Dot Corp. "A"*	5,528	139,582
H&E Equipment Services, Inc.	15,214	439,076
Heron Therapeutics, Inc.*	19,877	367,725
Hillenbrand, Inc.	10,258	316,767
Hudson Pacific Properties, Inc. (REIT)	21,914	733,242
Hyster-Yale Materials Handling, Inc.	10,535	576,581
Inphi Corp.*	12,756	778,754
iRhythm Technologies, Inc.*	3,926	290,956
Jack in the Box, Inc.	5,411	493,050
Jefferies Financial Group, Inc.	28,273	520,223
Lumentum Holdings, Inc.*	9,808	525,316
Masonite International Corp.*	7,831	454,198
Merit Medical Systems, Inc.*	10,497	319,739
Mistras Group, Inc.*	16,920	277,488
Molina Healthcare, Inc.*	5,952	653,053
National Storage Affiliates Trust (REIT)	38,326	1,278,939
Neurocrine Biosciences, Inc.*	11,283	1,016,711
Option Care Health, Inc.* (b)	118,212	378,278
Pacira BioSciences, Inc.*	12,803	487,410
Physicians Realty Trust (REIT)	43,944	780,006
Providence Service Corp.*	14,901	886,013
QAD, Inc. "A"	17,187	793,696
QTS Realty Trust, Inc. "A", (REIT)	8,506	437,293
Retrophin, Inc.*	26,114	302,661
Rush Enterprises, Inc. "A"	39,122	1,509,327
Samsonite International SA 144A (d)	172,200	366,321
SEACOR Marine Holdings, Inc.*	33,284	418,380
Sinclair Broadcast Group, Inc. "A"	15,935	681,062
South State Corp.	12,960	975,888
Spectrum Brands Holdings, Inc.	679	35,796
Synovus Financial Corp.	22,074	789,366
Tandem Diabetes Care, Inc.*	4,575	269,834
Tenneco, Inc. "A"	14,372	179,937
Thermon Group Holdings, Inc.*	40,365	927,588
Titan Machinery, Inc.*	33,491	480,261
TopBuild Corp.*	5,803	559,583
Trinseo SA	3,023	129,838
TriState Capital Holdings, Inc.*	27,098	570,142
Varonis Systems, Inc.*	11,732	701,339
WEX, Inc.*	3,693	746,245
YETI Holdings, Inc.* (b)	19,105	534,940
Zions Bancorp. NA	10,965	488,162
(Cost $32,438,906)		38,399,203
Total Common Stocks (Cost $55,199,375)		64,465,831
Convertible Preferred Stocks 0.4%
United States
Providence Service Corp. (e) (Cost $196,900)	1,969	293,573
Exchange-Traded Funds 1.2%
United States
iShares Russell 2000 ETF (Cost $778,252)	5,251	794,686
Preferred Stocks 0.5%
Brazil
Randon SA Implementos e Participacoes (Cost $383,223)	146,688	338,569
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g) (Cost $1,317,743)	1,317,743	1,317,743
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 1.96% (f) (Cost $3,597,976)	3,597,976	3,597,976
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,473,469)	104.8	70,808,378
Other Assets and Liabilities, Net	(4.8)	(3,234,693)
Net Assets	100.0	67,573,685

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g)
510,934	806,809 (h)	—	—	—	30,274	—	1,317,743	1,317,743
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 1.96% (f)
6,042,652	8,919,813	11,364,489	—	—	97,572	—	3,597,976	3,597,976
6,553,586	9,726,622	11,364,489	—	—	127,846	—	4,915,719	4,915,719

*		Non-income producing security.
(a)		Listed on the NASDAQ Stock Market, Inc.
(b)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $1,272,807, which is 1.9% of net assets.
(c)		Listed on the New York Stock Exchange.
(d)		Listed on the Stock Exchange of Hong Kong.
(e)		Investment was valued using significant unobservable inputs.
(f)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2019 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stocks & Preferred Stocks
Industrials	12,808,760	20%
Information Technology	11,128,541	17%
Health Care	9,131,902	14%
Consumer Discretionary	7,408,007	12%
Financials	7,336,074	11%
Real Estate	7,276,663	11%
Materials	4,004,155	6%
Communication Services	2,178,905	3%
Consumer Staples	2,057,821	3%
Energy	1,767,145	3%
Total	65,097,973	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,414,849	$—	$1,414,849
Bermuda	569,275	—	—	569,275
Brazil	330,921	—	—	330,921
Canada	1,719,109	—	—	1,719,109
France	—	1,884,331	—	1,884,331
Germany	—	2,183,843	—	2,183,843
Hong Kong	—	526,576	—	526,576
India	802,407	—	—	802,407
Ireland	123,365	809,445	—	932,810
Italy	—	1,719,088	—	1,719,088
Japan	—	6,893,453	—	6,893,453
Korea	—	434,665	—	434,665
Luxembourg	—	1,031,979	—	1,031,979
Spain	—	985,880	—	985,880
Sweden	—	694,568	—	694,568
Switzerland	210,452	370,639	—	581,091
United Kingdom	—	3,361,783	—	3,361,783
United States	38,032,882	366,321	—	38,399,203
Convertible Preferred Stocks	—	—	293,573	293,573
Exchange-Traded Funds	794,686	—	—	794,686
Preferred Stocks	338,569	—	—	338,569
Short-Term Investments (i)	4,915,719	—	—	4,915,719
Total	$47,837,385	$22,677,420	$293,573	$70,808,378

(i)	See Investment Portfolio for additional detailed categorizations.